Leases	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Leases
12. Leases
The changes in the carrying value of ROU assets for the year ended March 31, 2024 are as follows:

Gross carrying value	Premises	Equipment	Motor vehicles	Total
Balance as at April 1, 2023	$275,796	$23	$721	$276,540
Additions	18,409			18,409
Terminations/modifications	2,216	—	3	2,219
Translation adjustments	(5,629)	—	16	(5,613)

Balance as at March 31, 2024	$290,792	$23	$740	$291,555

Accumulated depreciation
Balance as at April 1, 2023	$100,648	$19	$399	$101,066
Depreciation	31,472	2	129	31,603
Terminations/modifications	(2,630)			(2,630)
Translation adjustments	(2,114)		7	(2,107)

Balance as at March 31, 2024	$127,376	$21	$535	$127,932

Net carrying value as at March 31, 2024	$163,416	$2	$205	$163,623

The changes in the carrying value of ROU assets for the year ended March 31, 2023 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2022	$220,185	$40	$24	$813	$221,062
Additions	43,017	—	—	92	43,109
On acquisition (Refer Note 4(a), 4(b), 4(d))	3,443	—	—	74	3,517
Terminations/modifications	26,140	(35)	—	(230)	25,875
Translation adjustments	(16,989)	(5)	(1)	(28)	(17,023)

Balance as at March 31, 2023	$275,796	$—	$23	$721	$276,540

Accumulated depreciation
Balance as at April 1, 2022	$77,834	$40	$19	$546	$78,439
Depreciation	28,733	—	1	104	28,838
Terminations/modifications	(154)	(35)	—	(229)	(418)
Translation adjustments	(5,765)	(5)	(1)	(22)	(5,793)

Balance as at March 31, 2023	$100,648	$—	$19	$399	$101,066

Net carrying value as at March 31, 2023	$175,148	$—	$4	$322	$175,474

The movement in lease liabilities for the year ended March 31, 2024 and 2023 is as follows:

Lease liabilities	March 31, 2024	March 31, 2023
Opening balance	$198,982	$166,994
Cash outflows
Principal payment of lease liabilities	(26,486)	(28,125)
Interest payment on lease liabilities	(15,499)	(12,749)
Non-cash adjustments
On acquisition (Refer Note 4(a),4(b),4(d),4(e),4(f)	—	3,440
Additions	17,537	40,293
Terminations/modifications	4,582	25,013
Interest accrued	15,152	13,307
Translation adjustments	(4,123)	(9,191)

Closing balance	$190,145	$198,982

Rental expense charged for short-term leases was $533 and $755, rental expense charged for low value leases was $55 and $58 and variable lease payments was $2,848 and $1,898 for the year ended March 31, 2024 and March 31, 2023, respectively.
The table below provides details regarding the contractual maturities of lease liabilities as at March 31, 2024, on an undiscounted basis:

	As at
Tenure	March 31, 2024	March 31, 2023
Less than 1 year	$42,314	$40,726
1-3 years	74,662	79,085
3-5 years	58,756	60,372
More than 5 years	74,209	81,851

Total	$249,941	$262,034

The total future cash outflows for executed leases that had not yet commenced were $52,292 and $59,827 at March 31, 2024 and March 31, 2023, respectively.